Adoption of Long-Duration Targeted Improvements - Cash Flow Statement (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 421	$ 421	$ 186	$ 43	$ 615
Adjustments to reconcile net income to net cash provided by operating activities
Investment and derivative related losses, net	50		242	929	76
Amortization value of business acquired and deferred acquisition costs	24		(43)	55	61
Amortization of unearned revenue reserve	0		(26)	(118)	(68)
Deferred income tax expense	174		29	(37)	124
Interest credited on investment and universal life-type contracts	314		152	370	481
Other operating activities, net	(273)		(114)	(571)	(40)
Changes in operating assets and liabilities:
Reinsurance recoverables	(29)		(134)	178	(741)
Reserve for future policy benefits	(153)		63	92	228
Change in market risk benefits	2		0	(305)	(295)
Other assets and liabilities	(131)		51	328	91
Net cash provided by (used for) operating activities	(376)		$ 444	$ 1,131	880
Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	280				359
Adjustments to reconcile net income to net cash provided by operating activities
Investment and derivative related losses, net	20				10
Amortization value of business acquired and deferred acquisition costs	90				79
Amortization of unearned revenue reserve	0				(33)
Deferred income tax expense	138				56
Interest credited on investment and universal life-type contracts					534
Other operating activities, net	(208)				(38)
Changes in operating assets and liabilities:
Reinsurance recoverables	(63)				(758)
Reserve for future policy benefits	(40)				230
Change in market risk benefits	0				0
Other assets and liabilities	(132)				93
Net cash provided by (used for) operating activities	(376)				880
Adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	141				256
Adjustments to reconcile net income to net cash provided by operating activities
Investment and derivative related losses, net	30				66
Amortization value of business acquired and deferred acquisition costs	(66)				(18)
Amortization of unearned revenue reserve	0				(35)
Deferred income tax expense	36				68
Interest credited on investment and universal life-type contracts					(53)
Other operating activities, net	(65)				(2)
Changes in operating assets and liabilities:
Reinsurance recoverables	34				17
Reserve for future policy benefits	(113)				(2)
Change in market risk benefits	2				(295)
Other assets and liabilities	1				(2)
Net cash provided by (used for) operating activities	$ 0				$ 0